COMMITMENTS AND CONTINGENT LIABILITIES - Other (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Acquisition of property, plant and equipment		$ 263
Acquisition of intangible assets 1		475
Our share of commitments related to associates and joint ventures		306
Total other commitments		1,044
Purchase of intangible assets, classified as investing activities		$ 74	$ 47
Payment Of Intangible Assets Acquired
Disclosure of contingent liabilities [line items]
Purchase of intangible assets, classified as investing activities	$ 95